COST OF SALES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about cost of sales [Line Items]
Site operating costs	$ 1,373	$ 1,344	$ 2,725	$ 2,667
Depreciation expense	480	480	954	975
Royalty expense	115	104	215	220
Community relations	11	9	21	16
Cost of sales	1,979	1,937	3,915	3,878
Inventory write-down	11	1	33	14
Gold
Disclosure of detailed information about cost of sales [Line Items]
Site operating costs	1,289	1,244	2,546	2,452
Depreciation expense	401	413	808	858
Royalty expense	99	88	187	189
Community relations	10	8	19	15
Cost of sales	1,799	1,753	3,560	3,514
Copper
Disclosure of detailed information about cost of sales [Line Items]
Site operating costs	84	100	179	215
Depreciation expense	71	59	131	103
Royalty expense	16	16	28	31
Community relations	1	1	2	1
Cost of sales	172	176	340	350
Other
Disclosure of detailed information about cost of sales [Line Items]
Site operating costs	0	0	0	0
Depreciation expense	8	8	15	14
Royalty expense	0	0	0	0
Community relations	0	0	0	0
Cost of sales	$ 8	$ 8	$ 15	$ 14